Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 24, 2024
Entity Registrant Name	dei_EntityRegistrantName	US GLOBAL INVESTORS FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000101507
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 24, 2024
Document Effective Date	dei_DocumentEffectiveDate	May 24, 2024
Prospectus Date	rr_ProspectusDate	May 01, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

U.S. GLOBAL INVESTORS FUNDS

Global Resources Fund (the “Fund”)

Supplement dated May 24, 2024 to the Prospectus dated May 1, 2024, as supplemented

IMPORTANT NOTICE REGARDING APPROVAL OF AMENDMENT TO INVESTMENT ADVISORY AGREEMENT, INCLUDING
ELIMINATION OF PERFORMANCE (FULCRUM) FEE ARRANGEMENT

As previously communicated to shareholders through supplements dated December 19, 2023 and April 12, 2024, and through the Fund’s proxy statement dated January 11, 2024, the Board of Trustees (“Board”) of U.S. Global Investors Funds (the “Trust”), recently approved an amendment to the investment advisory agreement between U.S. Global Investors, Inc. (the “Adviser”) and the Trust, on behalf of the Fund, that eliminated the performance-based adjustment applicable to the Fund’s advisory fee structure, or “fulcrum fee” (the “Performance Adjustment”), subject to the approval of the Fund’s shareholders.

At a special meeting of shareholders of the Fund held on May 24, 2024, the shareholders of the Fund approved the elimination of the Performance Adjustment, effective June 1, 2024.

The Adviser has agreed to phase in the removal of the Performance Adjustment such that, until 12 months after the elimination of the Performance Adjustment was approved (such phase in currently expected until May 31, 2025), the Fund will pay advisory fees equal to the lesser of the base rate fee or the fee as determined with the Performance Adjustment. In particular, during this phase in period, the advisory fee rate may be adjusted downward if the Fund’s cumulative performance falls below the performance of its designated benchmark index by 5% or more but would not be correspondingly adjusted upward.

In addition, the Adviser’s expense limitation arrangements with the Fund became contractual in nature in conjunction with the shareholders’ approval of the elimination of the Performance Adjustment.

As a result of the foregoing, the Fund’s Prospectus is hereby supplemented as follows:

Global Resources Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	1.The sections entitled “Fees and Expenses of the Fund” and “Example” for the Global Resources Fund, on page 16 of the Fund’s Prospectus, are deleted in their entirety and replaced with the following:
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund. These fees are paid directly from your investment. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tales and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Global Resources Fund | Global Resources Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.67%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.77%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.69%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	511
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	897
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,979

[1]	The management fee is presented as of the Fund’s fiscal year ended December 31, 2023, and reflects performance adjustments applied during the period. The management fee paid to U.S. Global Investors, Inc. (the “Adviser”) was previously subject to an upward or downward adjustment depending upon the performance of the fund relative to its designated benchmark index, the S&P Global Natural Resources Index (Net Total Return) over a 12-month rolling period (the “performance adjustment”). This performance adjustment began to be phased out on June 1, 2024, and will cease on June 1, 2025. In the phase-out period, performance can only be adjusted downward. If the fund’s cumulative performance falls below the S&P Global Natural Resources Index (Net Total Return) by 5% or more, the base advisory fee of 0.95% will be decreased by 0.25%. Therefore, the fund’s management fee will range from a minimum of 0.70% (in the event that the performance of the fund lags the S&P Global Natural Resources Index (Net Total Return)) to a maximum of 0.95% (in the event that the performance of the fund lags the S&P Global Natural Resources Index (Net Total Return) by less than5% or exceeds the S&P Global Natural Resources Index (Net Total Return)).
[2]	The Adviser has contractually limited the total fund operating expenses (exclusive of acquired fund fees and expenses, extraordinary expenses, taxes, brokerage commissions and interest) to not exceed 1.75% for the Global Resources Fund on an annualized basis through April 30, 2025 (the “Expense Cap”). The Expense Cap may not be changed or terminated during this period without approval of the fund’s Board of Trustees. The Adviser’s obligations under the Expense Cap are applied prior to any performance adjustments to the management fee.